UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22800

IVY HIGH INCOME OPPORTUNITIES FUND

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Philip A. Shipp, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2017 to June 30, 2018

Vote Summary Report

Reporting Period: 07/01/2017 to 06/30/2018

Location(s): All Locations

Institution Account(s): 10 – Ivy High Income Opportunities Fund

Midstates Petroleum Company, Inc.

Meeting Date:	06/01/2018	Country:	USA	Primary Security ID:	59804T407
Record Date:	04/30/2018	Meeting Type:	Annual	Ticker:	MPO

		Shares Voted:	31,839

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction

1.1	Elect Director David J. Sambrooks	Mgmt	For	For	For

1.2	Elect Director Alan J. Carr	Mgmt	For	For	For

1.3	Elect Director Frederic F. Brace	Mgmt	For	For	For

1.4	Elect Director Patrice D. Douglas	Mgmt	For	For	For

1.5	Elect Director Neal P. Goldman	Mgmt	For	For	For

1.6	Elect Director Michael S. Reddin	Mgmt	For	For	For

1.7	Elect Director Todd R. Snyder	Mgmt	For	For	For

1.8	Elect Director Bruce H. Vincent	Mgmt	For	For	For

2	Advisory Vote to Ratify Named Executive Officers’ Compensation	Mgmt	For	For	For

3	Ratify Grant Thornton LLP as Auditors	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY HIGH INCOME OPPORTUNITIES FUND
(Registrant)

By:	/s/ Philip A. Shipp
Philip A. Shipp, Assistant Secretary

Date:	August 31, 2018

By:	/s/ Philip J. Sanders
Philip J. Sanders, President and Principal Executive Officer

Date:	August 31, 2018